Equity	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
EQUITY

NOTE 13 — EQUITY

Ordinary shares

The equity of the Company as of March 31, 2025 and 2024 represents 280,000,000 ordinary shares authorized, 23,012,500 and 21,000,000 ordinary shares issued and outstanding with no par value, amounting to $4,000.

On August 19, 2024, the Company’s shareholders and Board of Directors approved a 1-to-1,400 share subdivision. Immediately before the share subdivision, the Company was authorized to issue a maximum of 200,000 shares of no par value each divided into (i) 180,000 Class A ordinary shares of no par value and (ii) 20,000 Class B ordinary shares of no par value, of which 10,000 Class A Ordinary Shares and 5,000 Class B Ordinary Shares were issued and outstanding. As a result of the share subdivision, the Company is authorized to issue a maximum of 280,000,000 shares of no par value each divided into (i) 252,000,000 Class A ordinary shares of no par value and (ii) 28,000,000 Class B ordinary shares of no par value, of which 14,000,000 Class A Ordinary Shares and 7,000,000 Class B Ordinary Shares are issued and outstanding. The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

Completion of IPO

On January 13, 2025, the Company consummated the Offering of 2,012,500 Class A ordinary shares at a price to the public of $4.00 per share. The aggregate gross proceeds from the Offering amounted to $8,050,000, prior to deducting underwriting discounts, commissions and offering-related expenses. Upon the completion of the Offering, 16,012,500 Class A Ordinary Shares are issued and outstanding.

The following is a summary of the rights, preferences, and terms of the Class A ordinary shares and Class B ordinary shares:

Dividends

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the right to an equal share of dividends when, as and if, declared by our board of directors. As of March 31, 2025, 2024 and 2023, the Company has declared dividends of $nil, $nil and $548,383 respectively.

Voting

Holders of Class A Ordinary Shares are entitled to one (1) vote per share.

Holders of Class B Ordinary Shares are entitled to twenty (20) votes per share.

Liquidation Preference

Both holders of Class A and Class B Ordinary Shares have the right to an equal share in the distribution of the surplus assets of the Company on its liquidation.

Conversion

In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares.

Each Class B Ordinary Share is converted at the option of the holder, at any time after issue and without the payment of any additional sum, into such number of Class A Ordinary Shares, as may be issued at the conversion rate of 1:1 basis from Class B Ordinary Shares to Class A Ordinary Shares (“Conversion Rate”), of fully paid Class A Ordinary Shares calculated at the Conversion Rate.

Class A Ordinary Shares and Class B Ordinary Shares are referred to as ordinary shares throughout the notes to these financial statements, unless otherwise noted.